Lease - Summary of Undiscounted Future Minimum Payments under Non-Cancelable Operating Leases (Details) $ in Thousands	Dec. 31, 2018 USD ($)
Leases [Abstract]
2019	$ 2,169
2020	1,007
2021	164
Total lease commitment	$ 3,340